Investment property - Additional information (Detail) - PEN (S/)	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Investment property acquired				S/ 251,212,000
Gain on sale of investment property		S/ (7,164,000)	S/ 4,655,000
Cuartel San Martin [Member]
Disclosure of detailed information about investment property [line items]
Investment property acquired				48,600,000
Building in Chorrillos Lima [Member]
Disclosure of detailed information about investment property [line items]
Investment property acquired				26,550,000
Building in Cusco [Member]
Disclosure of detailed information about investment property [line items]
Investment property acquired				S/ 22,515,000
Interseguro Compaa de Seguros SA [Member]
Disclosure of detailed information about investment property [line items]
Loss on sale of investment property		S/ 7,164,000
Gain on sale of investment property	S/ 4,655,000
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Minimum Rental Income Period		20 years
Top of range [member]
Disclosure of detailed information about investment property [line items]
Minimum Rental Income Period		25 years